Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company's financial assets and liabilities measured at fair value on a recurring basis at December 31, 2016 by level within the fair value hierarchy. There were no financial assets and liabilities that were required to be measured at fair value basis on a non-recurring basis at December 31, 2015. Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement:

	At December 31, 2016
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable
	Markets	Inputs	Inputs	Total Fair
	(Level 1)	(Level 2)	(Level 3)	Value
	(in thousands)
Assets:
Money market funds (included in cash and cash equivalents)	$57,032	—	—	$57,032
Total financial assets	$57,032	$—	$—	$57,032
Liabilities:
Contingent consideration	—	—	$388	$388
Total financial liabilities	$—	$—	$388	$388

Summary of Changes in Level 3 Financial Instruments

The following table summarizes the changes in Level 3 financial instruments (in thousands).

Amount
Fair value at December 31, 2015	$—
Contingent consideration from acquisition	388
Fair value at December 31, 2016	$388